LEASES - Schedule of Right-Of-Use Assets (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 0.0
Additions and remeasurements	27.3
Additions – business combinations (Note 3)	1.5
Depreciation	(48.7)
Transfers and others	(26.1)
Foreign currency exchange differences	9.1
Right-of-use assets, ending balance	395.9 [1]
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurements	30.1
Additions – business combinations (Note 3)	1.1
Depreciation	(25.3)
Transfers and others	(1.0)
Foreign currency exchange differences	5.2
Right-of-use assets, ending balance	251.9
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurements	(3.4)
Additions – business combinations (Note 3)	0.0
Depreciation	(20.1)
Transfers and others	(25.3)
Foreign currency exchange differences	3.9
Right-of-use assets, ending balance	138.8
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurements	0.6
Additions – business combinations (Note 3)	0.0
Depreciation	(3.1)
Transfers and others	0.2
Foreign currency exchange differences	0.0
Right-of-use assets, ending balance	5.0
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurements	0.0
Additions – business combinations (Note 3)	0.4
Depreciation	(0.2)
Transfers and others	0.0
Foreign currency exchange differences	0.0
Right-of-use assets, ending balance	0.2
Previously stated
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Previously stated | Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Previously stated | Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Previously stated | Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Previously stated | Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Adjustment | Impact of adopting IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	432.8
Adjustment | Impact of adopting IFRS 16 | Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	241.8
Adjustment | Impact of adopting IFRS 16 | Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	183.7
Adjustment | Impact of adopting IFRS 16 | Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	7.3
Adjustment | Impact of adopting IFRS 16 | Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0
Adjusted balance
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	432.8
Adjusted balance | Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	241.8
Adjusted balance | Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	183.7
Adjusted balance | Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	7.3
Adjusted balance | Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 0.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.